Restructuring - Additional Information (Details) $ in Thousands			1 Months Ended	12 Months Ended
	Nov. 02, 2023 Employee	Oct. 29, 2023 Employee	Nov. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Restructuring Cost And Reserve [Line Items]
Workforce Reduction Rate	41.00%
Number of positions eliminated | Employee	160	160
Restructuring Charges				$ 5,606
Stock-based compensation expense				34,101	$ 25,482
Restricted Stock Units [Member]
Restructuring Cost And Reserve [Line Items]
Stock-based compensation expense			$ 1,255	92
Severance and other employee costs
Restructuring Cost And Reserve [Line Items]
Restructuring Charges				5,345
Acceleration of unvested equity awards
Restructuring Cost And Reserve [Line Items]
Restructuring Charges				$ 261